Consolidated statement of financial position of Aegon N.V. - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	€ 6,889	€ 8,372	€ 12,263
Investments	157,831	156,541	145,976
Investments for account of policyholders	250,953	224,172	226,374
Derivatives	8,827	13,986	11,157
Investments in joint ventures	1,743	1,376	1,983
Investments in associates	1,289	1,264	363
Reinsurance assets	20,992	18,910	20,253
Defined benefit assets	119	43	1
Deferred tax assets	131	101	193
Deferred expenses	10,503	8,799	10,806
Other assets and receivables	7,642	8,865	8,842
Intangible assets	1,333	1,386	1,559
Assets	468,252	443,814	439,769
Financial fixed assets
Cash and cash equivalents	6,889	8,372	12,263
Assets	468,252	443,814	439,769
Equity and liabilities
Shareholders' Equity	23,813	22,018	21,842
Other equity instruments	2,363	2,569	2,571
Issued capital and reserves attributable to owners of Aegon N.V.	26,176	24,586	24,413
Non-controlling interests	196	75	20
Group equity	26,372	24,661	24,433
Subordinated borrowings	2,194	2,085	2,207
Trust pass-through securities	126	126	136
Insurance contracts	124,422	122,146	122,885
Insurance contracts for account of policyholders	149,323	135,441	135,710
Investment contracts	21,767	21,075	18,594
Investment contracts for account of policyholders	104,592	91,624	93,826
Derivatives	10,639	14,617	11,616
Borrowings	9,661	8,524	9,307
Provisions	193	309	214
Defined benefit liabilities	3,944	4,636	4,360
Deferred gains	9	10	11
Deferred tax liabilities	1,559	1,424	1,229
Other liabilities	12,916	16,685	14,816
Accruals	537	451	426
Total liabilities	441,881	419,153	415,336
Total equity and liabilities	468,252	443,814	439,769
Shareholders' equity
Share capital	321	320	323
Revaluation account	6,442	7,480
Group equity	26,372	24,661	24,433
Other equity instruments	2,363	2,569	2,571
Subordinated borrowings	2,194	2,085	2,207
Long-term borrowings	8,837	7,574
Other current liabilities	12,233	16,111
Total liabilities	441,881	419,153	415,336
Total equity and liabilities	468,252	443,814	439,769
Aegon N.V [member]
Assets
Cash and cash equivalents	1,204	887
Deferred tax assets	138	148
Assets	29,524	27,636
Financial fixed assets
Shares in group companies	26,042	24,846	25,037
Loans to group companies	1,829	1,392	1,337
Other non-current assets	138	148
Investments, Total	28,009	26,386
Receivables from group companies	35	56
Other receivables	181	100
Other current assets	90	198
Accrued interest and rent	6	9
Receivables	312	363
Cash and cash equivalents	1,204	887
Assets	29,524	27,636
Equity and liabilities
Other equity instruments	2,363	2,569
Group equity	23,813	22,018	21,842
Subordinated borrowings	1,396	1,345
Borrowings	1,266	1,218
Total liabilities	3,349	3,049
Total equity and liabilities	29,524	27,636
Shareholders' equity
Share capital	321	320
Paid-in surplus	7,033	7,160
Revaluation account	6,453	7,491
Legal reserves – foreign currency translation reserve	258	(601)
Legal reserves in respect of group companies	2,316	1,710
Retained earnings, including treasury shares	7,652	8,617
Remeasurement of defined benefit plans of group companies	(2,199)	(2,534)
Net result	1,980	(146)
Group equity	23,813	22,018	€ 21,842
Other equity instruments	2,363	2,569
Total equity	26,176	24,586
Subordinated borrowings	1,396	1,345
Long-term borrowings	1,266	1,218
Non-current liabilities	2,662	2,563
Loans from group companies	7	6
Payables to group companies	422	44
Other current liabilities	227	406
Accruals and deferred income	31	30
Current liabilities	686	486
Total liabilities	3,349	3,049
Total equity and liabilities	€ 29,524	€ 27,636